INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD	12 Months Ended
Dec. 31, 2021
Disclosure Of Interest In Other Entities [Abstract]
INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD	INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD
As the investment in BioConnection BV (BioConnection) provides the Company with significant influence over BioConnection, it has been treated as an associate of the Group as at December 31, 2021. BioConnection has a share capital consisting solely of ordinary shares, which are held directly by a small group of shareholders. The proportion of ownership interest is the same as the proportion of voting rights held.
On April 7, 2019 Pharming Group, through its 100% subsidiary Pharming Technologies B.V., has acquired a 43.85% stake in BioConnection B.V. through conversion of US$2.9 million of existing credits (“prepayments”) and US$2.8 million of cash payment for a total of US$5.7 million.

Name of entity	Place of business	% of ownership interest			Nature of relationship	Measurement method
		2021	2020	2019
BioConnection B.V.	Oss, NL	43.85%	43.85%	43.85%	Associate	Equity

US$ '000 Name of entity	Carrying amount
	2021	2020	2019
BioConnection B.V.

Balance at January 1	7,118	6,177	—

Movement during the year
Initial recognition	—	—	5,690
Share in net profit	694	361	257
Recognition of financial guarantee	—	—	247
Amortization of financial guarantee	(33)	(32)	(22)
Currency Translation	(578)	612	5

Balance at December 31	7,201	7,118	6,177